UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Short-Term Municipal Bond Fund

Contents
3 Letter to Shareholders
4 Performance Summary
9 Portfolio Management Team
9 Portfolio Summary
11 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
28 Financial Highlights
33 Notes to Financial Statements
42 Information About Your Fund's Expenses
44 Advisory Agreement Board Considerations and Fee Evaluation
49 Account Management Resources
51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary April 30, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	0.03%	0.75%	1.25%	2.01%
Adjusted for the Maximum Sales Charge (max 2.00% load)	–1.97%	–1.26%	0.84%	1.80%
Barclays 1-Year G.O. Bond Index†	0.25%	0.51%	0.88%	2.19%
Barclays 3-Year (2–4) Municipal Bond Index††	0.13%	0.97%	1.85%	3.04%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.05%	1.32%	2.05%
Adjusted for the Maximum Sales Charge (max 2.00% load)		–0.97%	0.91%	1.84%
Barclays 1-Year G.O. Bond Index†		0.54%	0.92%	2.21%
Barclays 3-Year (2–4) Municipal Bond Index††		1.30%	1.96%	3.09%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–0.44%	–0.11%	0.47%	1.24%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–4.42%	–3.10%	0.28%	1.24%
Barclays 1-Year G.O. Bond Index†	0.25%	0.51%	0.88%	2.19%
Barclays 3-Year (2–4) Municipal Bond Index††	0.13%	0.97%	1.85%	3.04%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.29%	0.57%	1.28%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		2.71%	0.37%	1.28%
Barclays 1-Year G.O. Bond Index†		0.54%	0.92%	2.21%
Barclays 3-Year (2–4) Municipal Bond Index††		1.30%	1.96%	3.09%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–0.44%	–0.10%	0.47%	1.23%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.43%	–0.10%	0.47%	1.23%
Barclays 1-Year G.O. Bond Index†	0.25%	0.51%	0.88%	2.19%
Barclays 3-Year (2–4) Municipal Bond Index††	0.13%	0.97%	1.85%	3.04%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.29%	0.59%	1.29%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.29%	0.59%	1.29%
Barclays 1-Year G.O. Bond Index†		0.54%	0.92%	2.21%
Barclays 3-Year (2–4) Municipal Bond Index††		1.30%	1.96%	3.09%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	0.01%	0.80%	1.38%	2.17%
Barclays 1-Year G.O. Bond Index†	0.25%	0.51%	0.88%	2.19%
Barclays 3-Year (2–4) Municipal Bond Index††	0.13%	0.97%	1.85%	3.04%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		1.20%	1.47%	2.22%
Barclays 1-Year G.O. Bond Index†		0.54%	0.92%	2.21%
Barclays 3-Year (2–4) Municipal Bond Index††		1.30%	1.96%	3.09%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	0.16%	1.00%	1.50%	2.27%
Barclays 1-Year G.O. Bond Index†	0.25%	0.51%	0.88%	2.19%
Barclays 3-Year (2–4) Municipal Bond Index††	0.13%	0.97%	1.85%	3.04%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		1.30%	1.58%	2.30%
Barclays 1-Year G.O. Bond Index†		0.54%	0.92%	2.21%
Barclays 3-Year (2–4) Municipal Bond Index††		1.30%	1.96%	3.09%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2015 are 0.90%, 1.66%, 1.67%, 0.71% and 0.60% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.00%. This results in a net initial investment of $9,800.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays 1-Year General Obligation Bond Index tracks the performance of investment-grade tax-exempt bonds with maturities of less than one year.

†† The Barclays 3-Year (2–4) Municipal Bond Index is a market-value-weighted index which covers those issues with remaining maturities of two to four years within the US investment-grade tax-exempt bond market.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
4/30/15	$10.22	$10.21	$10.21	$10.20	$10.22
10/31/14	$10.26	$10.26	$10.26	$10.25	$10.26
Distribution Information as of 4/30/15
Income Dividends, Six Months	$.04	$.01	$.01	$.05	$.06
April Income Dividend	$.0077	$.0013	$.0013	$.0090	$.0098
SEC 30-day Yield‡‡	.05%	(.69)%	(.69)%	.20%	.30%
Tax Equivalent Yield‡‡	.09%	N/A	N/A	.35%	.53%
Current Annualized Distribution Rate‡‡	.90%	.15%	.15%	1.06%	1.15%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been –0.08%, –0.93%, –0.87%, 0.03% and 0.12% for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 43.40%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 0.77%, 0.00%, 0.00%, 0.89% and 0.97% for Class A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2003.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2003.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Assistant Vice President

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

— Municipal Trader: Boston.

— BA and MBA, Boston College.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.3%
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	190,000	190,768
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	950,000	995,296
		1,186,064
Arizona 3.6%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,142,120
Series D, 5.5%, 1/1/2019	5,000,000	5,582,700
Arizona, State School Facilities Board, Certificates of Participation, Series A-2, 4.0%, 9/1/2015	2,750,000	2,785,310
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue, 5.0%, 7/1/2015	2,000,000	2,016,500
Phoenix, AZ, Civic Improvement Corp., Water Systems Revenue, Junior Lien:
Prerefunded 7/1/2015 @ 100, 4.75%, 7/1/2022, INS: NATL	850,000	856,392
Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2019, INS: NATL	950,000	957,543
Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2021, INS: NATL	575,000	579,565
Pima County, AZ, Regional Transportation Excise Tax Revenue, Regional Transportation Fund, 4.0%, 6/1/2016	1,290,000	1,341,858
		16,261,988
California 13.0%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.09%**, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,619,900
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.38%*, Mandatory Put 12/1/2017 @ 100, 12/1/2035	5,715,000	5,714,886
California, State General Obligation:
5.0%, 6/1/2015, INS: NATL	215,000	215,914
5.0%, 5/1/2019	1,250,000	1,250,162
5.0%, 4/1/2021	6,000,000	7,162,800
5.25%, 4/1/2022	1,615,000	1,865,341
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.4%*, Mandatory Put 8/3/2015 @ 100, 8/1/2023	3,700,000	3,699,963
California, State Public Works Board Lease Revenue, Department of Corrections & Rehabilitation, Series H, 5.0%, 6/1/2017	5,000,000	5,019,500
California, State Public Works Board Lease Revenue, Various Capital Project, Series I, 5.0%, 11/1/2021	1,000,000	1,192,030
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,176,830
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.12%**, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.13%**, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,491,730
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,651,003
Series C, 5.0%, 5/1/2020	2,000,000	2,350,960
University of California, State Revenues, Series R-12236, 144A, 0.12%**, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	6,850,000	6,850,000
		58,251,019
Colorado 0.1%
Denver City & County, CO, Airport Systems Revenue, Series A, AMT, 4.0%, 11/15/2015	250,000	255,038
Delaware 0.0%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	135,000	136,187
District of Columbia 0.5%
Metropolitan Washington, DC, Airport Authority System Revenue, Series A, AMT, 5.0%, 10/1/2016	2,000,000	2,129,180
Florida 6.1%
Broward County, FL, Airport Systems Revenue:
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,323,400
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,091,018
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,161,572
Series A-1, 5.0%, 6/1/2021	1,910,000	2,243,200
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	680,000	723,255
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,383,041
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,471,000
Miami-Dade County, FL, Aviation Revenue, AMT, 5.0%, 10/1/2022	1,000,000	1,175,170
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.13%**, 3/1/2034, LOC: Northern Trust Co.	3,000,000	3,000,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,737,250
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,700,650
		27,009,556
Georgia 2.6%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,153,640
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.36%*, Mandatory Put 7/1/2017 @ 100, 7/1/2025	1,715,000	1,709,804
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.0%, 11/1/2021	2,085,000	2,491,262
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	585,565
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,175,880
Series A, 5.0%, 2/15/2019	1,500,000	1,663,785
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,849,453
		11,629,389
Hawaii 0.0%
Hawaii, State General Obligation, Series DF, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2020, INS: AMBAC	135,000	136,110
Idaho 0.0%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	20,000	20,040
Class III, AMT, 5.1%, 7/1/2023	100,000	100,156
Series E, AMT, 5.95%, 7/1/2020	20,000	20,054
		140,250
Illinois 5.1%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,837,704
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,133,760
Cook County, IL, General Obligation, Series A, 5.0%, 11/15/2015	4,000,000	4,101,800
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,314,660
Illinois, State Finance Authority Revenue, University of Chicago:
Series B, ETM, Prerefunded, 5.0%, 7/1/2017	345,000	376,844
Series B, 5.0%, 7/1/2017	4,655,000	5,078,838
Illinois, State General Obligation, 4.0%, 7/1/2015	2,500,000	2,514,350
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	420,000	422,570
Lake County, IL, Forest Preserve District, Series A, 0.661%*, 12/15/2020	5,000,000	4,929,100
		22,709,626
Indiana 0.9%
Indiana, State Municipal Power Agency, Series A, 0.13%**, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000
Iowa 0.2%
Iowa, State Finance Authority Revenue, State Revolving Fund, 3.0%, 8/1/2015	1,000,000	1,007,360
Kentucky 0.4%
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.4%*, Mandatory Put 6/1/2015 @ 100, 4/1/2031	1,000,000	999,940
Kentucky, State Turnpike Authority, Economic Development Road Revenue, Revitalization Project, Series B, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2024, INS: AMBAC	925,000	932,520
		1,932,460
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,105,000	2,224,059
Maryland 3.0%
Frederick County, MD, Public Facilities, Prerefunded 12/1/2015 @ 100, 5.0%, 12/1/2016	275,000	282,752
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,569,400
Montgomery County, MD, Bond Anticipation Notes, Series B, 0.12%**, 6/1/2026, SPA: Wells Fargo Bank NA	7,360,000	7,360,000
		13,212,152
Massachusetts 3.0%
Massachusetts, State Consolidated Loan:
Series A, 0.12%**, 3/1/2026, SPA: Wells Fargo Bank NA	1,000,000	1,000,000
Series D-2, 0.38%*, Mandatory Put 8/1/2017 @ 100, 8/1/2043	5,000,000	4,991,200
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.63%*, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,975,000	4,975,099
Massachusetts, State Water Resources Authority Revenue, Series A-2, 0.13%**, 8/1/2037, SPA: TD Bank NA	2,445,000	2,445,000
		13,411,299
Michigan 2.2%
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.0%, 10/15/2015	1,500,000	1,533,405
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,663,600
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,468,630
		9,665,635
Minnesota 0.2%
Hennepin County, MN, General Obligation, Series B, 5.0%, 12/1/2015	295,000	303,372
Minnesota, State General Obligation, 5.0%, 8/1/2015	400,000	404,924
		708,296
Mississippi 1.0%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,270,977
Missouri 0.4%
Kansas City, MO, Airport Revenue, Series A, AMT, 5.0%, 9/1/2015	1,005,000	1,021,281
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	610,000	643,355
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	320,000	340,342
		2,004,978
Nebraska 0.8%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	1,095,000	1,119,298
Series E, 3.0%, 3/1/2043	460,000	474,223
Series C, 4.5%, 9/1/2043	1,935,000	2,026,236
		3,619,757
Nevada 1.6%
Clark County, NV, Airport System Revenue, Series C-1, AMT, 2.5%, 7/1/2015	4,650,000	4,667,065
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	2,285,000	2,336,550
		7,003,615
New Jersey 2.2%
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,760,000	1,769,874
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2015	1,885,000	1,893,218
Series B, 5.0%, 6/15/2020	2,000,000	2,211,020
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.542%*, Mandatory Put 1/1/2017 @ 100, 1/1/2024	3,750,000	3,755,625
		9,629,737
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	475,000	505,030
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2015	305,000	307,525
		812,555
New York 17.1%
New York, Metropolitan Transportation Authority Revenue:
Series D-2B, 0.724%*, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,803,052
Series D, 4.0%, 11/15/2015	200,000	204,236
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.12%**, 11/1/2022, LOC: State Street Bank & Trust Co.	1,900,000	1,900,000
Series A-1, 0.12%**, 11/1/2031, LOC: Royal Bank of Canada	8,455,000	8,455,000
Series A-2B, 0.69%*, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,011,880
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, NYC Municipal Water Finance Project, Series A, 5.0%, 6/15/2015	500,000	503,065
New York, State Local Government Assistance Corp.:
Series 8V, 0.09%**, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.09%**, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,505,210
New York, State Urban Development Corp. Revenue:
Series A3A, 0.12%**, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,730,000	1,730,000
Series A3C, 0.12%**, 3/15/2033, SPA: JPMorgan Chase Bank NA	3,090,000	3,090,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A1, 4.0%, 12/15/2015	690,000	706,822
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,314,350
New York, Triborough, Bridge & Tunnel Authority Revenues, Series ABCD-4, 0.43%*, 1/1/2018, INS: AGMC	1,835,000	1,829,183
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.11%**, 6/15/2024, SPA: Royal Bank of Canada	2,260,000	2,260,000
Series B-3, 0.12%**, 6/15/2045, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Series B-4, 0.12%**, 6/15/2045, SPA: Northern Trust Co.	3,700,000	3,700,000
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.13%**, 11/1/2022, SPA: Royal Bank of Canada	1,725,000	1,725,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-5, 0.13%**, 8/1/2031, SPA: Bank of America NA	4,730,000	4,730,000
Series E, 5.0%, 11/1/2015	135,000	138,328
New York, NY, General Obligation:
Series L-4, 0.12%**, 4/1/2038, LOC: U.S. Bank NA	1,500,000	1,500,000
Series J-8, 0.49%*, 8/1/2021	1,310,000	1,310,655
Series I, 5.0%, 8/1/2015	590,000	597,328
Series J, 5.0%, 8/1/2015	2,500,000	2,531,050
Port Authority of New York & New Jersey, Series 178, AMT, 4.0%, 12/1/2015	3,500,000	3,579,240
		76,324,399
North Carolina 1.9%
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,607,115
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,132,620
Raleigh, NC, Combined Enterprise Systems Revenue:
Series B, 5.0%, 12/1/2023 (a)	2,500,000	2,967,900
Series B, 5.0%, 12/1/2024 (a)	1,295,000	1,552,252
		8,259,887
Ohio 3.0%
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,128,377
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,983,500
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,775,650
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	405,000	423,772
		13,311,299
Oregon 0.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	2,265,000	2,431,070
Pennsylvania 3.2%
Delaware County, PA, General Obligation, 5.0%, 10/1/2016	1,000,000	1,020,350
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, AMT, 0.4%*, Mandatory Put 7/1/2015 @ 100, 4/1/2019	1,800,000	1,800,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., AMT, 0.37%*, Mandatory Put 8/3/2015 @ 100, 8/1/2045	7,000,000	6,999,930
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	867,715
Pennsylvania, State General Obligation, 5.25%, 7/1/2015	200,000	201,734
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.99%*, 12/1/2020	2,000,000	2,020,120
Series B, 1.23%*, 12/1/2019	1,500,000	1,525,095
		14,434,944
South Carolina 0.2%
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	505,310
South Carolina, SCAGO Educational Facilities Corp., Pickens School District, 5.0%, 12/1/2015	570,000	585,892
		1,091,202
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,345,000	1,431,470
Tennessee 0.8%
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	240,000	246,814
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,955,000	2,038,498
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	685,000	731,189
Series 1A, AMT, 4.5%, 1/1/2038	725,000	771,313
		3,787,814
Texas 19.4%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,175,530
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @ 100, 2/15/2039	4,050,000	4,064,904
Clear Creek, TX, Independent School District, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2038	5,000,000	5,024,100
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,543,660
5.0%, 10/1/2021	2,000,000	2,365,580
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,428,185
Goose Creek, TX, Consolidated Independent School District, School Building, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2040	5,000,000	5,024,100
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.66%*, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,001,160
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	658,125
Houston, TX, Independent School District, Series A, 1.0%, Mandatory Put 6/1/2015 @ 100, 6/1/2039	8,000,000	8,005,040
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,473,220
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.13%**, 11/15/2050, LOC: Wells Fargo Bank NA	4,920,000	4,920,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.25%, 8/15/2021	2,255,000	2,677,181
Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	180,000	215,366
Texas, Aldine Independent School District, School Building, 5.0%, 2/15/2016	2,115,000	2,194,841
Texas, Dallas-Fort Worth International Airport Revenue:
Series E, AMT, 4.0%, 11/1/2015	1,200,000	1,222,776
Series A, 5.0%, 11/1/2016	4,000,000	4,272,000
Series D, 5.0%, 11/1/2022	1,485,000	1,732,728
Series D, 5.0%, 11/1/2023	2,890,000	3,362,226
Texas, Lower Colorado River Authority Revenue:
Series A, ETM, Prerefunded, 5.0%, 5/15/2016	40,000	41,968
Series A, 5.0%, 5/15/2016	3,460,000	3,627,083
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.881%*, 9/15/2017, GTY: JPMorgan Chase & Co.	2,830,000	2,834,386
Texas, Spring Branch Independent School District House, 3.0%, Mandatory Put 6/15/2015 @ 100, 6/15/2041	2,000,000	2,006,240
Texas, State A & M University Revenue, Financing System:
Series A, 5.0%, 5/15/2015	250,000	250,515
Series D, 5.0%, 5/15/2015	275,000	275,567
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 5.0%, 12/15/2021	3,000,000	3,483,030
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series B, 4.0%, 7/1/2018	1,430,000	1,465,164
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,725,420
Texas, State Transportation Commission Mobility Fund, Series B, 0.46%*, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,498,050
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,652,925
5.0%, 12/15/2017	1,270,000	1,403,515
Williamson County, TX, Limited Tax-Park, 3.0%*, Mandatory Put 8/15/2015 @ 100, 8/15/2034	2,825,000	2,845,990
		86,470,575
Utah 0.4%
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	235,000	235,526
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	415,000	415,963
Utah, State General Obligation:
Series B, 4.0%, 7/1/2015	450,000	452,970
Series A, 5.0%, 7/1/2015	530,000	534,399
		1,638,858
Virginia 1.5%
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.12%**, 11/1/2036, SPA: Wells Fargo Bank NA	3,730,000	3,730,000
Virginia, State Commonwealth Transportation Board, Grant Anticipation Revenue Notes, 5.0%, 9/15/2021	1,500,000	1,798,545
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	290,000	309,452
Series B, 5.0%, 11/1/2016	1,010,000	1,079,044
		6,917,041
Washington 4.8%
Washington, State General Obligation:
Series 2599, 144A, 0.12%**, 1/1/2016	9,005,000	9,005,000
Series R-2014A, 3.0%, 7/1/2015	6,000,000	6,029,340
Washington, State Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2022	5,000,000	6,036,150
Washington, State Public Power Supply System, Series B, 7.125%, 7/1/2016	450,000	485,379
		21,555,869
Wisconsin 0.3%
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,149,490
Total Municipal Bonds and Notes (Cost $440,964,892)		452,041,205

	Shares	Value ($)

Open-End Investment Company 0.0%
BlackRock MuniFund, 0.02%*** (Cost $74,041)	74,041	74,041

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $441,038,933) †	101.3	452,115,246
Other Assets and Liabilities, Net	(1.3)	(5,669,881)
Net Assets	100.0	446,445,365

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2015.

*** Current yield; not a coupon rate.

† The cost for federal income tax purposes was $441,038,933. At April 30, 2015, net unrealized appreciation for all securities based on tax cost was $11,076,313. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,548,309 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $471,996.

(a) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Bonds and Notes (b)	$—	$452,041,205	$—	$452,041,205
Open-End Investment Company	74,041	—	—	74,041
Total	$74,041	$452,041,205	$—	$452,115,246

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.

(b) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments in securities, at value (cost $441,038,933)	$452,115,246
Receivable for investments sold	2,954,907
Receivable for Fund shares sold	784,656
Interest receivable	3,574,262
Other assets	47,690
Total assets	459,476,761
Liabilities
Payable for investments purchased — when-issued securities	4,460,169
Payable for investments purchased	6,242,394
Payable for Fund shares redeemed	1,732,172
Distributions payable	49,010
Accrued management fee	90,725
Accrued Trustees' fees	9,095
Other accrued expenses and payables	447,831
Total liabilities	13,031,396
Net assets, at value	$446,445,365
Net Assets Consist of
Accumulated distributions in excess of net investment income	(47,472)
Net unrealized appreciation (depreciation) on investments	11,076,313
Accumulated net realized gain (loss)	(14,309,715)
Paid-in capital	449,726,239
Net assets, at value	$446,445,365

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($209,534,126 ÷ 20,511,252 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.22
Maximum offering price per share (100 ÷ 98.00 of $10.22)	$10.43
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($125,702 ÷ 12,306 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.21
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($28,873,420 ÷ 2,827,397 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.21
Class S Net Asset Value, offering and redemption price per share ($84,280,317 ÷ 8,261,755 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.20
Institutional Class Net Asset Value, offering and redemption price per share ($123,631,800 ÷ 12,102,639 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.22

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Income: Interest	$3,917,574
Expenses: Management fee	972,277
Administration fee	243,166
Services to shareholders	272,291
Distribution and service fees	423,399
Custodian fee	7,405
Professional fees	47,118
Reports to shareholders	25,247
Registration fees	36,904
Trustees' fees and expenses	11,487
Other	27,354
Total expenses before expense reductions	2,066,648
Expense reductions	(355,070)
Total expenses after expense reductions	1,711,578
Net investment income	2,205,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	189,003
Change in net unrealized appreciation (depreciation) on investments	(2,242,862)
Net gain (loss)	(2,053,859)
Net increase (decrease) in net assets resulting from operations	$152,137

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income	$2,205,996	$5,120,283
Operations: Net investment income	$2,205,996	$5,120,283
Net realized gain (loss)	189,003	(182,363)
Change in net unrealized appreciation (depreciation)	(2,242,862)	2,737,950
Net increase (decrease) in net assets resulting from operations	152,137	7,675,870
Distributions to shareholders from: Net investment income: Class A	(923,216)	(2,250,895)
Class B	(77)	(422)
Class C	(15,738)	(43,986)
Class S	(455,308)	(1,281,741)
Institutional Class	(811,610)	(1,545,729)
Total distributions	(2,205,949)	(5,122,773)
Fund share transactions: Proceeds from shares sold	46,740,294	283,133,700
Reinvestment of distributions	1,489,483	3,478,063
Payments for shares redeemed	(122,258,193)	(353,326,130)
Net increase (decrease) in net assets from Fund share transactions	(74,028,416)	(66,714,367)
Increase (decrease) in net assets	(76,082,228)	(64,161,270)
Net assets at beginning of period	522,527,593	586,688,863
Net assets at end of period (including accumulated distributions in excess of net investment income of $47,472 and $47,519, respectively)	$446,445,365	$522,527,593

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.26		$10.21	$10.34	$10.24	$10.27	$10.14
Income (loss) from investment operations: Net investment incomea	.04		.09	.10	.14	.17	.17
Net realized and unrealized gain (loss)	(.04)		.05	(.13)	.10	(.03)	.13
Total from investment operations	—		.14	(.03)	.24	.14	.30
Less distributions from: Net investment income	(.04)		(.09)	(.10)	(.14)	(.17)	(.17)
Net asset value, end of period	$10.22		$10.26	$10.21	$10.34	$10.24	$10.27
Total Return (%)b,c	.03	**	1.37	(.31)	2.36	1.42	3.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	210		222	294	338	336	424
Ratio of expenses before expense reductions (%)	.92	*	.90	.90	.88	.86	.85
Ratio of expenses after expense reductions (%)	.76	*	.73	.74	.75	.75	.82
Ratio of net investment income (%)	.85	*	.87	.96	1.36	1.71	1.70
Portfolio turnover rate (%)	9	**	36	41	50	26	24
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.26		$10.21	$10.33	$10.24	$10.27	$10.14
Income (loss) from investment operations: Net investment incomea	.01		.01	.02	.06	.10	.10
Net realized and unrealized gain (loss)	(.05)		.05	(.12)	.09	(.03)	.13
Total from investment operations	(.04)		.06	(.10)	.15	.07	.23
Less distributions from: Net investment income	(.01)		(.01)	(.02)	(.06)	(.10)	(.10)
Net asset value, end of period	$10.21		$10.26	$10.21	$10.33	$10.24	$10.27
Total Return (%)b,c	(.44	)**	.61	(.96)	1.49	.66	2.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1		.2	.4	1	1	1
Ratio of expenses before expense reductions (%)	1.75	*	1.66	1.67	1.66	1.67	1.67
Ratio of expenses after expense reductions (%)	1.51	*	1.48	1.49	1.50	1.50	1.58
Ratio of net investment income (%)	.09	*	.13	.21	.62	.96	.94
Portfolio turnover rate (%)	9	**	36	41	50	26	24
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.26		$10.21	$10.33	$10.24	$10.27	$10.13
Income (loss) from investment operations: Net investment incomea	.01		.01	.02	.06	.10	.10
Net realized and unrealized gain (loss)	(.05)		.05	(.12)	.09	(.03)	.14
Total from investment operations	(.04)		.06	(.10)	.15	.07	.24
Less distributions from: Net investment income	(.01)		(.01)	(.02)	(.06)	(.10)	(.10)
Net asset value, end of period	$10.21		$10.26	$10.21	$10.33	$10.24	$10.27
Total Return (%)b,c	(.44	)**	.61	(.96)	1.50	.66	2.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29		33	39	46	52	64
Ratio of expenses before expense reductions (%)	1.70	*	1.67	1.66	1.65	1.63	1.64
Ratio of expenses after expense reductions (%)	1.51	*	1.48	1.49	1.50	1.50	1.57
Ratio of net investment income (%)	.10	*	.12	.21	.61	.96	.95
Portfolio turnover rate (%)	9	**	36	41	50	26	24
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.25		$10.20	$10.32	$10.23	$10.26	$10.13
Income (loss) from investment operations: Net investment incomea	.05		.10	.11	.16	.19	.19
Net realized and unrealized gain (loss)	(.05)		.05	(.12)	.09	(.03)	.13
Total from investment operations		—	.15	(.01)	.25	.16	.32
Less distributions from: Net investment income	(.05)		(.10)	(.11)	(.16)	(.19)	(.19)
Net asset value, end of period	$10.20		$10.25	$10.20	$10.32	$10.23	$10.26
Total Return (%)b	.01	**	1.52	(.06)	2.41	1.57	3.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84		96	167	161	161	182
Ratio of expenses before expense reductions (%)	.76	*	.71	.70	.73	.72	.77
Ratio of expenses after expense reductions (%)	.61	*	.58	.59	.60	.60	.67
Ratio of net investment income (%)	1.00	*	1.03	1.11	1.51	1.86	1.85
Portfolio turnover rate (%)	9	**	36	41	50	26	24
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$10.26		$10.21	$10.34	$10.24	$10.27	$10.14
Income (loss) from investment operations: Net investment incomea	.06		.12	.12	.17	.20	.20
Net realized and unrealized gain (loss)	(.04)		.05	(.13)	.10	(.03)	.13
Total from investment operations	.02		.17	(.01)	.27	.17	.33
Less distributions from: Net investment income	(.06)		(.12)	(.12)	(.17)	(.20)	(.20)
Net asset value, end of period	$10.22		$10.26	$10.21	$10.34	$10.24	$10.27
Total Return (%)b	.16	**	1.63	(.06)	2.62	1.67	3.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	124		172	85	90	51	72
Ratio of expenses before expense reductions (%)	.63	*	.60	.59	.59	.59	.59
Ratio of expenses after expense reductions (%)	.51	*	.48	.49	.50	.50	.57
Ratio of net investment income (%)	1.10	*	1.12	1.21	1.59	1.96	1.95
Portfolio turnover rate (%)	9	**	36	41	50	26	24
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Short-Term Municipal Bond Fund (the "Fund") is a diversified series of Deutsche Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $14,499,000, including $12,896,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or October 31, 2015 ($631,000), October 31, 2016 ($5,651,000), October 31, 2017 ($5,603,000) and October 31, 2018 ($1,011,000), the respective expiration dates, whichever occurs first; and approximately $1,603,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($169,000) and long-term losses ($1,434,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $44,719,298 and $118,714,111, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.400%
Next $500 million of such net assets	.385%
Next $1.0 billion of such net assets	.370%
Over $2.0 billion of such net assets	.355%

Accordingly, for the six months ended April 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund's average daily net assets.

For the period from November 1, 2014 through January 31, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.76%
Class B	1.51%
Class C	1.51%
Class S	.61%
Institutional Class	.51%

For the six months ended April 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$167,713
Class B	201
Class C	29,036
Class S	69,880
Institutional Class	88,240
$355,070

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2015, the Administration Fee was $243,166, of which $37,407 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2015
Class A	$4,372	$1,561
Class B	64	22
Class C	1,029	371
Class S	3,201	1,084
Institutional Class	2,402	894
	$11,068	$3,932

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2015
Class B	$640	$78
Class C	116,148	18,098
	$116,788	$18,176

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2015	Annualized Rate
Class A	$267,722	$130,987	.25%
Class B	212	92	.25%
Class C	38,677	19,410	.25%
	$306,611	$150,489

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2015, aggregated $6,283.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended April 30, 2015, the CDSC for Class B and C shares was $59 and $244, respectively. A deferred sales charge of up to 50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2015, DDI received $8 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $12,873, of which $11,704 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2015, one shareholder account held approximately 17% of the outstanding shares of the Fund.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,099,896	$21,514,002	4,190,174	$42,833,574
Class C	157,811	1,617,001	471,352	4,817,588
Class S	710,220	7,265,995	5,111,294	52,217,167
Institutional Class	1,595,310	16,343,296	17,925,901	183,265,371
		$46,740,294		$283,133,700
Shares issued to shareholders in reinvestment of distributions
Class A	75,329	$771,836	189,539	$1,939,732
Class B	7	72	41	421
Class C	1,111	11,369	3,240	33,133
Class S	35,167	359,631	73,353	749,861
Institutional Class	33,822	346,575	73,733	754,916
		$1,489,483		$3,478,063
Shares redeemed
Class A	(3,265,148)	$(33,454,998)	(11,563,934)	$(118,306,830)
Class B	(8,073)	(82,783)	(23,042)	(235,737)
Class C	(502,892)	(5,151,794)	(1,165,870)	(11,920,240)
Class S	(1,826,098)	(18,678,101)	(12,260,631)	(125,058,129)
Institutional Class	(6,334,135)	(64,890,517)	(9,551,024)	(97,805,194)
		$(122,258,193)		$(353,326,130)
Net increase (decrease)
Class A	(1,089,923)	$(11,169,160)	(7,184,221)	$(73,533,524)
Class B	(8,066)	(82,711)	(23,001)	(235,316)
Class C	(343,970)	(3,523,424)	(691,278)	(7,069,519)
Class S	(1,080,711)	(11,052,475)	(7,075,984)	(72,091,101)
Institutional Class	(4,705,003)	(48,200,646)	8,448,610	86,215,093
		$(74,028,416)		$(66,714,367)

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,000.30	$995.60	$995.60	$1,000.10	$1,001.60
Expenses Paid per $1,000*	$3.77	$7.47	$7.47	$3.03	$2.53
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,021.03	$1,017.31	$1,017.31	$1,021.77	$1,022.27
Expenses Paid per $1,000*	$3.81	$7.55	$7.55	$3.06	$2.56

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Short-Term Municipal Bond Fund	.76%	1.51%	1.51%	.61%	.51%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Short-Term Municipal Bond Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2014. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SRMAX	SRMBX	SRMCX	SRMSX	MGSMX
CUSIP Number	25158T 863	25158T 871	25158T 889	25158T 806	25158T 830
Fund Number	436	636	736	2336	536

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

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Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DST MBF-3
(R-027575-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015